Financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Accounts payable
Financial instruments
Financial liabilities, at fair value	$ 15,761	$ 13,044
Financial liabilities, carrying value	15,761	13,044
Accrued expenses
Financial instruments
Financial liabilities, at fair value	25,192	32,838
Financial liabilities, carrying value	25,192	32,838
Secured bank loans
Financial instruments
Unamortized deferred financing fees	22,700	29,900
Finance lease liability
Financial instruments
Unamortized deferred financing fees	1,200	1,200
Unsecured Senior Notes due 2020
Financial instruments
Unamortized deferred financing fees	1,000
Unsecured Senior Notes Due 2019
Financial instruments
Unamortized deferred financing fees	700
Convertible Notes due 2019
Financial instruments
Unamortized deferred financing fees related to liability component of the convertible notes	900
Unamortized deferred financing fees of the equity component of the convertible notes recorded in APIC	1,900
Loans and receivables | Loans and receivables category
Financial instruments
Financial assets, at fair value	50,302	65,458
Financial assets, carrying value	50,302	65,458
Level 1 | Unsecured Senior Notes due 2020 | Financial liabilities at amortized cost
Financial instruments
Financial liabilities, at fair value	53,535	53,449
Financial liabilities, carrying value	53,750	53,750
Level 1 | Unsecured Senior Notes Due 2019 | Financial liabilities at amortized cost
Financial instruments
Financial liabilities, at fair value	58,771	58,466
Financial liabilities, carrying value	57,500	57,500
Level 1 | Cash and cash equivalents
Financial instruments
Financial assets, at fair value	164,578	186,462
Financial assets, carrying value	164,578	186,462
Level 1 | Restricted cash
Financial instruments
Financial assets, at fair value	12,284	11,387
Financial assets, carrying value	12,284	11,387
Level 2 | Secured bank loans | Financial liabilities at amortized cost
Financial instruments
Financial liabilities, at fair value	1,623,824	1,615,248
Financial liabilities, carrying value	1,623,824	1,615,248
Level 2 | Finance lease liability | Financial liabilities at amortized cost
Financial instruments
Financial liabilities, at fair value	692,205	717,139
Financial liabilities, carrying value	692,205	717,139
Level 2 | Convertible Notes due 2019 | Financial liabilities at amortized cost
Financial instruments
Financial liabilities, at fair value	155,888	316,184
Financial liabilities, carrying value	160,000	$ 348,500
Level 2 | Convertible Notes Due 2022 | Financial liabilities at amortized cost
Financial instruments
Financial liabilities, at fair value	191,328
Financial liabilities, carrying value	$ 188,500